CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ¥ in Thousands	Ordinary Shares [Member] Common Class A CNY (¥) shares	Ordinary Shares [Member] Common Class A USD ($) shares	Ordinary Shares [Member] Common Class B CNY (¥) shares	Ordinary Shares [Member] Common Class B USD ($) shares	Treasury Shares [Member] CNY (¥)	Additional Paid-in Capital [Member] CNY (¥)	Accumulated Other Comprehensive Income (loss) [Member] CNY (¥)	Retained Earnings (Accumulated Deficit) [Member] CNY (¥)	Non-controlling Interest CNY (¥)	CNY (¥)	USD ($)
Balance at Dec. 31, 2018	¥ 331		¥ 74		¥ (457,169)	¥ 1,222,072	¥ 50,472	¥ (243,162)	¥ (975)	¥ 571,643
Balance, shares at Dec. 31, 2018 | shares	52,972,578	52,972,578	7,206,059	7,206,059
Net loss								(1,036,086)	(2,792)	(1,038,878)
Conversion of Class B ordinary shares to Class A ordinary shares	¥ 6
Issuance of Class A ordinary shares upon exercise of share options and vesting of non-vested shares						3,329				3,335
Issuance of Class A ordinary shares upon exercise of share options and vesting of non-vested shares (shares) | shares	833,956	833,956
Foreign currency translation adjustment							914			914
Non-controlling interest contribution									750	750
Share-based compensation						59,172				59,172
Balance at Dec. 31, 2019	¥ 337		¥ 74		(457,169)	1,284,573	51,386	(1,279,248)	(3,017)	(403,064)
Balance, shares at Dec. 31, 2019 | shares	53,806,534	53,806,534	7,206,059	7,206,059
Net loss								(766,643)	(4,550)	(771,193)
Issuance of Class A ordinary shares upon exercise of share options and vesting of non-vested shares	¥ 12		¥ 0		0	3,342	0	0	0	3,354
Issuance of Class A ordinary shares upon exercise of share options and vesting of non-vested shares (shares) | shares	1,739,720	1,739,720	0	0
Foreign currency translation adjustment	¥ 0	$ 0	¥ 0	$ 0	0	0	(2,266)	0	0	(2,266)
Non-controlling interest contribution									300	300
Share-based compensation						36,246				36,246
Purchase of Class A ordinary shares					(2,646)					(2,646)
Balance at Dec. 31, 2020	¥ 349		¥ 74		(459,815)	1,324,161	49,120	(2,045,891)	(7,267)	(1,139,269)
Balance, shares at Dec. 31, 2020 | shares	55,546,254	55,546,254	7,206,059	7,206,059
Net loss								(474,547)	(1,233)	(476,000)	$ (74,660,000)
Issuance of Class A ordinary shares upon exercise of share options and vesting of non-vested shares	¥ 6					3,941				3,947
Issuance of Class A ordinary shares upon exercise of share options and vesting of non-vested shares (shares) | shares	1,046,903	1,046,903
Foreign currency translation adjustment							(421)			(421)	$ (66,000)
Share-based compensation						19,103				19,103
Balance at Dec. 31, 2021	¥ 355		¥ 74		¥ (459,815)	¥ 1,347,205	¥ 48,699	¥ (2,520,438)	¥ (8,500)	¥ (1,592,420)
Balance, shares at Dec. 31, 2021 | shares	56,593,157	56,593,157	7,206,059	7,206,059